[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

December 31, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Neuberger Berman Advisers Management Trust
File No. 811-04255

Ladies and Gentlemen:

     On behalf of Neuberger Berman Advisers Management Trust (the “Trust”), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith are the preliminary proxy materials consisting of a Letter to Shareholders, Notice of Special Meeting of Shareholders, Proxy Statement, Form of Voting Instruction Card and Form of Proxy Card to be used in connection with the Special Meeting of Shareholders of the Trust (the “Meeting”).

     As set forth in more detail in the accompanying preliminary proxy materials, the Meeting is being held to approve new management agreements, new sub-advisory agreements and the election of trustees to the board of trustees of the Trust. Please note that certain information in the preliminary proxy materials is in the process of being compiled and will be included in the Trust’s definitive proxy statement filing.

     If you have any questions regarding the foregoing, please call me at (202) 303-1262.

Very truly yours,

/s/ David Joire
David Joire

Enclosures